Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net as of June 30, 2025, and 2024, consisted of the following:

	June 30,
	2025	2024

Internal Use Software	$105,000	$105,000
Less accumulated amortization	(105,000)	(105,000)
Net carrying value	$—	$—